Segment disclosures (Disclosure of geographical areas assets and liabilities) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets	$ 18,470,161	$ 15,562,851	$ 13,144,987
Canada [Member]
Disclosure of operating segments [line items]
Non-current assets	82,737	51,192	677,019
California Country [Member]
Disclosure of operating segments [line items]
Non-current assets	10,162,415	8,336,079	5,456,419
Puerto Rico [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 8,225,009	$ 7,175,580	$ 7,011,549